Derivative financial instruments and Short positions (Details 6) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Nominal Value Retained Risk Total Rate of Return Swap
Swaps
Credit Swaps	R$ 1,959,128
Total	1,959,128
Nominal Value Transferred Risk - Credit Swap
Swaps
Credit Swaps	416,541
Total	R$ 416,541